CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Equity	Share capital Ordinary shares	Share capital Preference shares	Share premium Ordinary shares	Share premium Preference shares	Other equity	Other equity Ordinary shares	Other equity Preference shares	Equity settled share based payment	Cash flow hedge	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Accumulated losses	Non-controlling interests
Equity balance as of beginning of the year at Mar. 31, 2021	€ (100,590)	€ (107,369)	€ 1,798	€ 118	€ 1,537,425	€ 96,310	€ (10,123)	€ (8,877)	€ (1,246)	€ 44,968	€ 0	€ (1,006,208)	€ (14,707)	€ (2,161)	€ (754,789)	€ 6,779
Statement of comprehensive income [abstract]
Profit / (Loss) for the year	(96,635)	(97,177)													(97,177)	542
Other comprehensive income / (loss)	5,791	6,623											3,377	3,246		(832)
Total comprehensive income / (loss)	(90,844)	(90,554)											3,377	3,246	(97,177)	(290)
Issuance of share capital	46	46	46
Employee share schemes	6,414	6,414								6,414
Conversion of shares	0						0	(366)	366
Acquisition of treasury shares	(57)	(57)					(57)	(55)	(2)
Cancellation of shares	0			(54)		54
Vested RSA shares	0				680		1	1	0	(681)
Dividends	(623)															(623)
Total contribution and distribution	5,780	6,403	46	(54)	680	54		(420)	364	5,733						(623)
Change in non-controlling interests	(134)															(134)
Other transactions	(3)	(3)		(1)						(1)					(1)
Total change in ownership interest	(137)	(3)		(1)						(1)					(1)	(134)
Equity balance as of end of the year at Mar. 31, 2022	(185,793)	(191,523)	1,844	63	1,538,105	96,364	(10,179)	(9,297)	(882)	50,700	0	(1,006,208)	(11,330)	1,085	(851,967)	5,732
Statement of comprehensive income [abstract]
Profit / (Loss) for the year	(23,499)	(25,621)													(25,621)	2,122
Other comprehensive income / (loss)	(1,074)	(497)										1,163	(3,651)	1,579	411	(577)
Total comprehensive income / (loss)	(24,573)	(26,118)										1,163	(3,651)	1,579	(25,210)	1,545
Issuance of share capital	210,342	210,342	83	204	42,960	171,962						(4,867)
Employee share schemes	7,615	7,615								7,615
Issuance of treasury shares by Global Blue Group Holding A.G.	0		1				(1)	(1)
Allocation of treasury shares to shareholders	(882)	(882)					9,179	9,179				(2,877)			(7,181)
Acquisition of treasury shares							0	0
Cancellation of shares	0			(1)		1	879	0	879			(879)
Vested RSA shares	0				2,947			5		(2,952)
Dividends	(378)															(378)
Total contribution and distribution	216,697	217,075	84	203	45,907	171,963		9,183	879	4,663		(8,623)			(7,181)	(378)
Change in non-controlling interests	10	939													939	(929)
Total change in ownership interest	10	939		0						0					939	(929)
Equity balance as of end of the year at Mar. 31, 2023	6,343	373	1,928	266	1,584,012	268,327	(117)	(114)	(3)	55,362	0	(1,013,668)	(14,981)	2,664	(883,420)	5,970
Statement of comprehensive income [abstract]
Profit / (Loss) for the year	20,926	13,975													13,975	6,951
Other comprehensive income / (loss)	(182)	1,133									1,640	(2,381)	2,535	(775)	114	(1,315)
Total comprehensive income / (loss)	20,744	15,108									1,640	(2,381)	2,535	(775)	14,089	5,636
Issuance of share capital	42,072	42,022	94		45,563							(3,635)				50
Employee share schemes	6,169	6,169								6,169
Vested RSA shares	(1,753)	(1,753)			3,754		6	6		(5,513)
Dividends	(3,249)			8		(8)										(3,249)
Total contribution and distribution	43,239	46,438	94	8	49,317	(8)		6		656		(3,635)				(3,199)
Equity balance as of end of the year at Mar. 31, 2024	€ 70,324	€ 61,917	€ 2,022	€ 274	€ 1,633,329	€ 268,319	€ (111)	€ (108)	€ (3)	€ 56,017	€ 1,640	€ (1,019,684)	€ (12,446)	€ 1,889	€ (869,332)	€ 8,407